Income Taxes (Captions of Net Deferred Income Tax Assets and Liabilities Included in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2016	Dec. 31, 2015
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Prepaid expenses and other current assets		¥ 55,108
Other assets	¥ 149,866	113,687
Other current liabilities		(2,682)
Other noncurrent liabilities	(108,429)	(96,243)
Net deferred tax assets	¥ 41,437	¥ 69,870